Cover	Feb. 12, 2026
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	Aeon Acquisition I Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
Entity Central Index Key	0002082526
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 1